UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2012 to January 31, 2013

Item 1:                                Schedule of Investments

Credit Suisse Commodity ACCESS Strategy Fund

Consolidated Schedule of Investments

January 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (66.0%)
$1,500	Federal Farm Credit Banks	(AA+, Aaa)	06/11/13	0.220	$1,500,568
1,000	Federal Farm Credit Banks	(AA+, Aaa)	09/23/13	0.350	1,001,255
300	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.210	300,037
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.250	1,000,116
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/04/15	0.260	1,001,124
500	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.260	500,589
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.235	1,001,142
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/15	0.340	1,002,735
1,700	Federal Home Loan Banks	(AA+, Aaa)	03/27/13	1.000	1,702,102
1,010	Federal Home Loan Banks	(AA+, Aaa)	06/24/13	3.000	1,021,568
1,500	Federal Home Loan Banks	(AA+, Aaa)	07/26/13	0.280	1,501,203
500	Federal Home Loan Banks	(AA+, Aaa)	08/28/14	0.280	500,000
1,270	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	03/28/13	0.750	1,271,105
1,025	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/27/13	4.125	1,051,788
500	Federal National Mortgage Association	(AA+, Aaa)	04/08/13	4.000	503,613
500	Federal National Mortgage Association#	(AA+, Aaa)	06/23/14	0.360	501,076
1,000	Federal National Mortgage Association#	(AA+, Aaa)	01/20/15	0.215	1,000,742
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $16,351,144)					16,360,763

UNITED STATES TREASURY OBLIGATIONS (8.1%)
1,000	United States Treasury Notes	(AA+, Aaa)	02/15/14	1.250	1,011,211
1,000	United States Treasury Notes	(AA+, Aaa)	04/30/14	0.250	1,000,781
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,011,066)					2,011,992

SHORT-TERM INVESTMENT (13.3%)
3,282	State Street Bank and Trust Co. Euro Time Deposit (Cost $3,282,000)		02/01/13	0.010	3,282,000

TOTAL INVESTMENTS AT VALUE (87.4%) (Cost $21,644,210)					21,654,755

OTHER ASSETS IN EXCESS OF LIABILITIES (12.6%)					3,117,849

NET ASSETS (100.0%)					$24,772,604

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2013.

At January 31, 2013, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Apr 2013	3,516,000	$(235,992)
	USD	Sept 2013	2,072,280	56,798
	USD	Mar 2013	974,900	84,970
				(94,224)

Agriculture
	USD	Dec 2013	679,650	(109)
				(94,333)

Contracts to Sell
Energy
	USD	Mar 2013	(2,303,910)	$110,955
	USD	May 2013	(2,066,610)	(56,350)
				54,605

Agriculture
	USD	Mar 2013	(851,575)	(288)
	USD	Apr 2013	(1,773,210)	(3,477)
				(3,765)
				50,840

Net unrealized appreciation (depreciation)				$(43,493)

At January 31, 2013, Outstanding Swap Contracts were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$4,788,425	02/26/2013	Barclays	Commodity Index Return	Fee Plus Treasury Bill Rate	$41,435
USD	$12,210,500	02/01/2013	UBS	Commodity Index Return	Fee Plus Treasury Bill Rate	183,741
USD	$4,000,000	02/01/2013	Goldman Sachs	Commodity Index Return	Fee Plus Treasury Bill Rate	84,385
USD	$7,552,284	02/26/2013	Goldman Sachs	Commodity Index Return	Fee Plus Treasury Bill Rate	65,376
USD	$4,996,965	02/26/2013	JPMorgan Chase	Commodity Index Return	Fee Plus Treasury Bill Rate	43,245
						$418,182

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Time Deposits are valued at cost and are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$16,360,763	$—	$16,360,763
United States Treasury Obligations	—	2,011,992	—	2,011,992
Short-Term Investment	—	3,282,000	—	3,282,000
Other Financial Instruments*
Futures Contracts	(43,493)	—	—	(43,493)
Swap Contracts	—	418,182	—	418,182
	$(43,493)	$22,072,937	$—	$22,029,444

*Other financial instruments include futures and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At January 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$21,644,210
Unrealized appreciation	$10,545
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$10,545

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (3.6%)
$27,400	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	03/15/13	0.310	$25,893,000
67,300	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	03/27/13	0.310	59,062,480
29,700	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	01/29/14	0.042	30,620,700
32,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	02/13/14	0.045	35,107,200
49,000	International Bank for Reconstruction & Development#	(AAA, Aaa)	12/20/13	0.310	50,323,621
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $205,400,000)					201,007,001

UNITED STATES AGENCY OBLIGATIONS (76.6%)
100,000	Fannie Mae Discount Notes	(AA+, Aaa)	02/19/13	0.127	99,993,630
177,000	Fannie Mae Discount Notes	(AA+, Aaa)	04/01/13	0.140	176,991,327
35,000	Fannie Mae Discount Notes	(AA+, Aaa)	07/25/13	0.000	34,988,170
25,000	Fannie Mae Discount Notes	(AA+, Aaa)	08/19/13	0.000	24,988,950
138,765	Federal Farm Credit Banks#	(AA+, Aaa)	05/19/14	0.370	139,145,910
89,000	Federal Farm Credit Banks#	(AA+, Aaa)	05/21/14	0.250	89,063,190
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	05/29/14	0.400	100,318,400
97,500	Federal Farm Credit Banks#	(AA+, Aaa)	10/14/14	0.280	97,587,165
51,500	Federal Farm Credit Banks#	(AA+, Aaa)	12/11/14	0.300	51,560,307
111,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/20/15	0.290	111,189,810
75,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.210	75,009,150
10,500	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.250	10,501,218
150,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/13/15	0.236	150,166,050
130,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/20/15	0.230	130,132,730
60,000	Federal Farm Credit Banks#	(AA+, Aaa)	04/06/15	0.238	60,066,900
116,500	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.260	116,637,121
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/22/15	0.225	100,090,300
125,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.235	125,142,750
25,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/24/15	0.245	25,034,300
76,000	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/15	0.340	76,207,860
30,350	Federal Farm Credit Banks#	(AA+, Aaa)	10/26/15	0.234	30,383,446
118,500	Federal Farm Credit Banks#	(AA+, Aaa)	02/24/16	0.255	118,696,592
126,000	Federal Home Loan Banks#	(AA+, Aaa)	03/15/13	0.350	125,999,255
10,000	Federal Home Loan Banks#	(AA+, Aaa)	04/05/13	0.310	10,000,960
100,000	Federal Home Loan Banks	(AA+, Aaa)	04/16/13	0.240	100,026,000
110,000	Federal Home Loan Banks	(AA+, Aaa)	04/30/13	0.200	110,023,100
50,000	Federal Home Loan Banks	(AA+, Aaa)	05/03/13	0.220	50,013,400
87,000	Federal Home Loan Banks	(AA+, Aaa)	05/17/13	0.320	87,052,461
100,000	Federal Home Loan Banks	(AA+, Aaa)	11/08/13	0.290	100,103,800
130,000	Federal Home Loan Banks#	(AA+, Aaa)	11/25/13	0.210	130,087,230
41,300	Federal Home Loan Banks	(AA+, Aaa)	01/03/14	0.330	41,366,576
118,000	Federal Home Loan Banks#	(AA+, Aaa)	06/11/14	0.260	118,160,126
29,000	Federal Home Loan Banks	(AA+, Aaa)	06/13/14	2.500	29,904,510
125,000	Federal Home Loan Banks	(AA+, Aaa)	08/28/14	0.280	125,000,000
170,000	Federal Home Loan Discount Notes	(AA+, Aaa)	04/15/13	0.155	169,989,630
158,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	03/21/13	0.165	157,989,688
28,740	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/15/13	0.500	28,809,896
141,755	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/23/13	0.625	142,312,097
132,875	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/15/14	4.500	138,359,283
100,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/28/14	0.375	100,225,600
26,650	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/03/14	0.320	26,671,746
83,228	Federal National Mortgage Association	(AA+, Aaa)	02/26/13	0.750	83,257,417
64,800	Federal National Mortgage Association#	(AA+, Aaa)	08/09/13	0.380	64,883,851
155,000	Federal National Mortgage Association#	(AA+, Aaa)	11/08/13	0.178	155,046,190
94,500	Federal National Mortgage Association#	(AA+, Aaa)	09/11/14	0.187	94,546,494
30,000	Freddie Mac Discount Notes	(AA+, Aaa)	03/13/13	0.000	29,995,000
100,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/20/13	0.148	99,955,600
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $4,259,943,357)					4,263,675,186

UNITED STATES TREASURY OBLIGATIONS (13.9%)
25,000	United States Treasury Notes	(AA+, Aaa)	02/28/13	0.625	25,008,789

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS
$100,000	United States Treasury Notes	(AA+, Aaa)	05/15/13	1.375	$100,378,900
50,000	United States Treasury Notes	(AA+, Aaa)	05/31/13	0.500	50,074,250
100,000	United States Treasury Notes	(AA+, Aaa)	07/15/13	1.000	100,418,000
30,000	United States Treasury Notes	(AA+, Aaa)	01/15/14	1.000	30,241,410
125,000	United States Treasury Notes	(AA+, Aaa)	01/31/14	0.250	125,117,250
125,000	United States Treasury Notes	(AA+, Aaa)	02/15/14	1.250	126,401,375
100,000	United States Treasury Notes	(AA+, Aaa)	03/15/14	1.250	101,187,500
115,000	United States Treasury Notes	(AA+, Aaa)	04/30/14	0.250	115,089,815
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $773,572,509)					773,917,289

Number of Shares

SHORT-TERM INVESTMENTS (4.4%)
100,596,480	State Street Navigator Prime Portfolio 0.24%§§				100,596,480

Par (000)

$144,465	State Street Bank and Trust Co. Euro Time Deposit		02/01/13	0.010	144,465,000

TOTAL SHORT-TERM INVESTMENTS (Cost $245,061,480)					245,061,480

TOTAL INVESTMENTS AT VALUE (98.5%) (Cost $5,483,977,346)					5,483,660,956

OTHER ASSETS IN EXCESS OF LIABILITIES (1.5%)					85,212,476

NET ASSETS (100.0%)					$5,568,873,432

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2013.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2013.

At January 31, 2013, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Apr 2013	63,769,600	$(8,538,546)
	USD	Sept 2013	56,050,240	1,901,611
				(6,636,935)

Agriculture
	USD	Dec 2013	19,089,300	(3,052)
				(6,639,987)
Contracts to Sell
Energy
	USD	Mar 2013	(118,670,080)	$1,732,721

Agriculture
	USD	Mar 2013	(23,918,150)	(8,075)
				1,724,646

Net unrealized appreciation (depreciation)				$(4,915,341)

At January 31, 2013, Outstanding Swap Contracts were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$568,860,104	12/23/2013	Morgan Stanley Capital Group	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	$3,216,616
USD	$121,862,676	12/23/2013	Morgan Stanley Capital Group	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	750,222
USD	$48,959,261	02/26/2013	Morgan Stanley Capital Group	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	509,085
USD	$103,555,229	02/26/2013	Morgan Stanley Capital Group	Fee Plus Treasury Bill Rate	Commodity Index Return(1)	(1,040,821)
USD	$266,020,074	10/23/2013	UBS	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	1,631,829
USD	$344,499,385	10/23/2013	UBS	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	1,931,174
USD	$648,381,874	02/26/2013	CITI	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	6,742,317
USD	$108,640,765	02/26/2013	CIBC	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	1,129,661
USD	$119,178,981	02/26/2013	CIBC	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	1,197,854
USD	$48,468,263	09/23/2013	Goldman Sachs	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	297,741
USD	$40,187,003	02/26/2013	Goldman Sachs	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	403,959
USD	$54,314,522	02/26/2013	Goldman Sachs	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	564,740
USD	$540,555,097	02/26/2013	JPMorgan Chase	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	5,621,357
USD	$97,562,621	02/26/2013	JPMorgan Chase	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	980,644
USD	$257,527,339	02/26/2013	Societe Generale	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	2,677,098
USD	$303,761,711	02/26/2013	Societe Generale	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	3,053,240
USD	$460,691,959	02/26/2013	Barclays	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	4,789,074
USD	$46,813,862	02/26/2013	Barclays	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	470,521
USD	$60,748,980	02/26/2013	BNP Paribas	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	610,270
USD	$585,611,092	02/26/2013	Bank of America	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	6,088,300
USD	$190,195,853	02/26/2013	Bank of America	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	1,911,949
USD	$97,367,180	02/26/2013	Bank of America	Commodity Index Return(1)	Fee Plus Treasury Bill Rate	978,946
						$44,515,776

(1) The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. Time Deposits are valued at cost and are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2.   Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$201,007,001	$—	$201,007,001
United States Agency Obligations	—	4,263,675,186	—	4,263,675,186
United States Treasury Obligations	—	773,917,289	—	773,917,289
Short-Term Investments	100,596,480	144,465,000	—	245,061,480
Other Financials Instruments*
Futures	(4,915,341)	—	—	(4,915,341)
Swap Contracts	—	44,515,776	—	44,515,776
	$95,681,139	$5,427,580,252	$—	$5,523,261,391

*Other financial instruments include futures and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At January 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$5,483,977,346
Unrealized appreciation	$9,428,130
Unrealized depreciation	(9,744,520)
Net unrealized appreciation (depreciation)	$(316,390)

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 27, 2013

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	March 27, 2013